Provisions - Schedule of provisions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Jan. 01, 2019	Dec. 31, 2017
Reconciliation of changes in other provisions [abstract]
Beginning balance, provisions	$ 23,944
Exchange adjustments	(231)
Acquisitions	336
Increase (decrease) in existing provisions	3,360
Write-back of unused provisions	(393)
Unwinding of discount	210
Change in discount ratea	(2,463)
Utilization	(1,816)
Reclassified to other payables	(2,362)
Deletions	(289)
Ending balance, provisions	20,296
Current provisions	2,564	$ 2,547	$ 3,324
Non-current provisions	17,732	$ 17,657	20,620
Gulf of Mexico Oil Spill
Reconciliation of changes in other provisions [abstract]
Ending balance, provisions	345
Current provisions	333		1,439
Non-current provisions	12		$ 1,141
Decommissioning
Reconciliation of changes in other provisions [abstract]
Beginning balance, provisions	16,100
Exchange adjustments	(135)
Acquisitions	295
Increase (decrease) in existing provisions	137
Write-back of unused provisions	(2)
Unwinding of discount	162
Change in discount ratea	(2,377)
Utilization	(9)
Reclassified to other payables	(270)
Deletions	(288)
Ending balance, provisions	13,613
Current provisions	257
Non-current provisions	13,356
Decommissioning | Gulf of Mexico Oil Spill
Reconciliation of changes in other provisions [abstract]
Ending balance, provisions	0
Environmental
Reconciliation of changes in other provisions [abstract]
Beginning balance, provisions	1,516
Exchange adjustments	(9)
Acquisitions	12
Increase (decrease) in existing provisions	428
Write-back of unused provisions	(115)
Unwinding of discount	22
Change in discount ratea	(38)
Utilization	(245)
Reclassified to other payables	(4)
Deletions	0
Ending balance, provisions	1,567
Current provisions	300
Non-current provisions	1,267
Environmental | Gulf of Mexico Oil Spill
Reconciliation of changes in other provisions [abstract]
Ending balance, provisions	0
Litigation and claims
Reconciliation of changes in other provisions [abstract]
Beginning balance, provisions	3,334
Exchange adjustments	(3)
Acquisitions	24
Increase (decrease) in existing provisions	1,492
Write-back of unused provisions	(21)
Unwinding of discount	9
Change in discount ratea	(31)
Utilization	(1,034)
Reclassified to other payables	(2,051)
Deletions	(1)
Ending balance, provisions	1,718
Current provisions	798
Non-current provisions	920
Litigation and claims | Gulf of Mexico Oil Spill
Reconciliation of changes in other provisions [abstract]
Beginning balance, provisions	2,580
Increase (decrease) in existing provisions	629
Utilization	(819)
Reclassified to other payables	(2,045)
Ending balance, provisions	345
Current provisions	333
Non-current provisions	12
Other
Reconciliation of changes in other provisions [abstract]
Beginning balance, provisions	2,994
Exchange adjustments	(84)
Acquisitions	5
Increase (decrease) in existing provisions	1,303
Write-back of unused provisions	(255)
Unwinding of discount	17
Change in discount ratea	(17)
Utilization	(528)
Reclassified to other payables	(37)
Deletions	0
Ending balance, provisions	3,398
Current provisions	1,209
Non-current provisions	2,189
Other | Gulf of Mexico Oil Spill
Reconciliation of changes in other provisions [abstract]
Ending balance, provisions	$ 0